Income taxes	6 Months Ended
Sep. 30, 2021
Income taxes
11. Income taxes
The following table presents the components of Income tax expense for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Current tax expense	79,954	67,822
Deferred tax expense (benefit)	57,807	(28,200)

Total income tax expense	137,761	39,622

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2020 and 2021. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	579	926
Less: reclassification adjustments	306	(213)

Total	885	713

Pension liability adjustments:
Unrealized gains (losses)	83,994	(2,144)
Less: reclassification adjustments	321	(3,875)

Total	84,315	(6,019)

Own credit risk adjustments:
Unrealized gains (losses)	(2,351)	(2,638)
Less: reclassification adjustments	(1,259)	219

Total	(3,610)	(2,419)

Total tax effect before allocation to noncontrolling interests	81,590	(7,725)

The statutory tax rates were both 30.62% as of September 30, 2020 and 2021. The effective tax rates, 25.15% and 10.34
% for the six months ended September 30, 2020 and 2021, respectively, differed from the statutory tax rates. The difference of the tax rates for the six months ended September 30, 2020 resulted mainly from the effect of noncontrolling interest income of consolidated VIEs. The significant difference of the tax rate for the six months ended September 30, 2021 resulted mainly from the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy, and was partially offset by an increase in the valuation allowance.
At September 30, 2021, the MHFG Group had net operating loss carryforwards totaling ¥788 billion.
The total amount of unrecognized tax benefits was ¥4,492 million at September 30, 2021, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

A portion of unrecognized tax benefits at March 31, 2021 was resolved in the six months period ended September 30, 2021, of which the amount was immaterial. The amount of additional unrecognized tax benefits for the period related to the tax positions taken was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.